financing costs	6 Months Ended
Jun. 30, 2025
financing costs
financing costs
9	financing costs

	Three months		Six months
Periods ended June 30 (millions)	2025	2024	2025	2024
Interest expense
From transactions that only involve the raising of finance
Long-term debt, excluding lease liabilities and other (secured)
Gross	$306	$294	$590	$589
Capitalized [1] (Note 17, 18(a))	—	(4)	(9)	(4)
Net	306	290	581	585

Short-term borrowings and other	12	9	29	10
	318	299	610	595
From transactions that do not only involve the raising of finance
Long-term debt – lease liabilities (Note 19, 26(i))	42	40	83	80
Long-term debt – other (secured) (Note 26(h))	8	4	14	6
Employee defined benefit plans net interest (Note 15)	3	2	6	4
Accretion on provisions (Note 25)	7	7	14	15
	60	53	117	105
	378	352	727	700
Other
Foreign exchange	12	3	12	(6)
Unrealized changes in virtual power purchase agreements forward element (Note 2(a))	—	37	—	103
	390	392	739	797
Interest income	(17)	(10)	(22)	(21)
	$373	$382	$717	$776

Net interest cost (Note 3)			$720	$673
Interest expense on long-term debt, excluding lease liabilities and other – capitalized [1]			(9)	(4)
Employee defined benefit plans net interest			6	4
Unrealized changes in virtual power purchase agreements forward element			—	103
			$717	$776

1	Interest on long-term debt, excluding lease liabilities, at a composite rate of 5.3% (2024 – 3.1%) was capitalized to property, plant and equipment assets under construction and to intangible assets with indefinite lives during the period.